Debt financing - Analysis of Future Anticipated Cash Flows Related to Debt (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (8,756.3)	£ (8,810.3)	£ (9,591.8)
Effect of discounting/financing rates	1,903.4	1,935.8	2,066.3
Debt financing	(6,852.9)	(6,874.5)	(7,525.5)
Borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(8,456.9)	(8,417.1)	(8,947.3)
Borrowings [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(175.7)	(391.7)	(463.4)
Borrowings [member] | Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(925.6)	(896.3)	(423.7)
Borrowings [member] | Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(594.8)	(584.3)	(914.1)
Borrowings [member] | Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(1,351.2)	(1,537.8)	(358.6)
Borrowings [member] | Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(496.7)	(487.9)	(1,778.3)
Borrowings [member] | Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(4,912.9)	(4,519.1)	(5,009.2)
Bank overdrafts [member] | Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (299.4)	£ (393.2)	£ (644.5)